Accounts and Bills Receivable - Summary of Accounts and Bills Receivable (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 9,673,986	$ 13,318,143
Bills receivable	10,039,622	16,954,919
Accounts and bills receivable	$ 19,713,608	$ 30,273,062